Earnings Per Share	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
NET LOSS PER SHARE
Earnings Per Share

Note 11 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share:

	For the nine months ended
	November 30, 2022	November 30, 2021
Numerator - basic and diluted
Net Loss	$(5,504,481)	$(3,401,295)
Denominator
Weighted average number of common shares outstanding —basic	43,063,637	40,280,409
Weighted average number of common shares outstanding —diluted	43,063,637	40,280,409
Loss per common share — basic	$(0.13)	$(0.08)
Loss per common share — diluted	$(0.13)	$(0.08)

Note 11 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share:

	For the years ended
	February 28, 2022	February 28, 2021
Numerator - basic and diluted
Net Loss	$(4,940,548)	$(4,378,074)
Denominator
Weighted average number of common shares outstanding —basic	40,840,413	33,702,858
Weighted average number of common shares outstanding —diluted	40,840,413	33,702,858
Loss per common share — basic	$(0.12)	$(0.13)
Loss per common share — diluted	$(0.12)	$(0.13)